Goodwill and Other Intangible Assets, Net - Changes in Carrying Amount of Goodwill and Other Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	₩ 4,908,473	₩ 5,170,825
Acquisitions	315,402	298,819
Business combination		26,330
Disposals	(77,665)	(25,319)
Amortization	(465,558)	(431,247)
Impairment loss	(197,068)	(190,088)
Others	(34,152)	59,153
Ending	4,449,432	4,908,473	₩ 5,170,825
Impairment loss on property, plant and equipment	27,040	442,700	1,004,704
POSCO INTERNATIONAL CORPORATION [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss on property, plant and equipment		118,140
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	1,097,809	1,125,149
Business combination		26,256
Impairment loss	(189,379)	(55,445)
Others	(4,537)	1,849
Ending	903,893	1,097,809	1,125,149
Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	2,279,210	2,399,525
Acquisitions	136,195	127,479
Disposals	(3,617)	(6,566)
Amortization	(282,594)	(271,694)
Impairment loss	(7,727)	(2)
Others	49,271	30,468
Ending	2,170,738	2,279,210	2,399,525
Membership [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	148,078	134,793
Acquisitions	3,416	15,636
Disposals	(12,340)	(3,326)
Amortization	(107)	(181)
Impairment loss	244	24
Others	(588)	1,132
Ending	138,703	148,078	134,793
Development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	94,339	99,163
Acquisitions	1,315	4,484
Disposals	(16)	(35)
Amortization	(56,329)	(44,418)
Impairment loss	(206)	(666)
Others	188,008	35,811
Ending	227,111	94,339	99,163
Port facilities usage rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	281,398	305,081
Disposals		(4,674)
Amortization	(44,893)	(22,923)
Others	(233)	3,914
Ending	236,272	281,398	305,081
Exploration and evaluation assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	77,271	192,130
Acquisitions	14,886	9,642
Impairment loss		(123,888)
Others	(35,017)	(613)
Ending	57,140	77,271	192,130
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	374,875	421,773
Amortization	(44,478)	(51,768)
Others	(150)	4,870
Ending	330,247	374,875	421,773
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	555,493	493,211
Acquisitions	159,590	141,578
Business combination		74
Disposals	(61,692)	(10,718)
Amortization	(37,157)	(40,263)
Impairment loss	0	(10,111)
Others	(230,906)	(18,278)
Ending	₩ 385,328	₩ 555,493	₩ 493,211